Activity in Allowance for Credit Losses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	¥ 6,276	¥ 7,323
Charge-offs	(1,343)	(1,171)
Provision	55	154
Translation adjustments and other	(2,110)	(30)
Balance at end of year	¥ 2,878	¥ 6,276